Loan Receivable	12 Months Ended
Dec. 31, 2023
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 13. LOAN RECEIVABLE

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Loan receivable	6,800,000	6,800,000
Loan interest receivable	102,000	102,000
Provision for loan receivable	(6,902,000)	-
	-	6,902,000

On September 15, 2022 the Company completed the sale of 100% of its equity interest in eGlass Technologies Ltd (“eGlass”) to Capital Stone Holdings Limited (“Purchaser”) for US$6.8 million (“Consideration”). The Purchaser agreed to pay the Consideration by issuing to the Company a debt instrument (“Loan”), which bears interest of 5% per annum, repayable in 2 years and secured against the shares of eGlass. The Purchaser has indicated an intention to list eGlass on the Australia Securities Exchange (“ASX”) by July 2024. Pursuant to the sale purchase agreement between the parties, the Purchaser has the right to pay the Loan by giving the Company the number of shares in eGlass calculated by dividing the amount of outstanding loan by 10% discount to the then 5-day volume weighted average closing price (“VWAP”); provided that such price may not be greater than the 120% of the IPO Price. Alternatively, the Company has the right to have the Purchaser repay the Loan by transferring to the Company the number of shares in eGlass calculated by dividing the amount of outstanding loan by the IPO Price. Any outstanding loan amount that could not be fully repaid by the eGlass shares would be settled by cash.